General and administrative expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Outsourcing costs	$ 893	$ 951	$ 1,072
IT expenses	1,055	949	860
Consulting, legal and audit fees	540	646	850
Real estate and logistics costs	634	671	662
Market data services	417	413	414
Marketing and communication	242	217	270
Travel and entertainment	72	84	298
Litigation, regulatory and similar matters	911	197	165
Other	788	757	696
of which: UK and German bank levies	58	55	41
Total general and administrative expenses	5,553	4,885	5,288
UK bank levy net expenses	22	38	30
UK bank levy credit from prior years	16	27	31
Recoveries from third parties	1	3	11
UBS AG
Entity [Table]
Outsourcing costs	426	466	551
IT expenses	490	449	448
Consulting, legal and audit fees	465	566	753
Real estate and logistics costs	530	563	559
Market data services	367	361	364
Marketing and communication	171	162	191
Travel and entertainment	66	77	272
Litigation, regulatory and similar matters	910	197	165
Other	6,051	5,646	5,283
of which: shared service costs charged by UBS Group AG or its subsidiaries	5,321	4,939	4,621
of which: UK and German bank levies	58	55	41
Total general and administrative expenses	9,476	8,486	8,586
UK bank levy net expenses	22	38	30
UK bank levy credit from prior years	16	27	31
Recoveries from third parties	$ 1	$ 3	$ 11